Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
	Electricity supply agreements and concession agreements	Goodwill	Total
	USD in thousands
Cost
Balance as of January 1, 2024	149,242	148,128	297,370
Initial consolidation	3,346	662	4,008
Additions	9,556	-	9,556
Translation differences	(6,896)	9	(6,887)

Balance as of December 31, 2024	155,248	148,799	304,047

Initial consolidation	6,125	-	6,125
Disposals	(2,070)	-	(2,070)
Translation differences	15,096	96	15,192

Balance as of December 31, 2025	174,399	148,895	323,294

Amortization:
Balance as of January 1, 2024	9,409	-	9,409
Amortization	3,883	-	3,883
Translation differences	(687)	-	(687)

Balance as of December 31, 2024	12,605	-	12,605

Amortization	4,828	-	4,828
Translation differences	1,890	-	1,890

Balance as of December 31, 2025	19,323	-	19,323

Depreciated cost as of December 31, 2024	142,643	148,799	291,442
Depreciated cost as of December 31, 2025	155,076	148,895	303,971

Disclosure of detailed information about the aggregate carrying amounts of goodwill
	As of December 31
	2025	2024
	USD thousands	USD thousands
Goodwill	148,895	148,799